Annual Total Returns- Janus Henderson Flexible Bond Fund (Class A C S I N R T Shares) [BarChart] - Class A C S I N R T Shares - Janus Henderson Flexible Bond Fund - Class T	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.50%	7.91%	(0.17%)	4.72%	0.09%	2.42%	3.57%	(1.15%)	9.50%	10.70%